Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Number of Restricted Shares	Weighted Average Grant Date Fair Value	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	42,138	$15.60	37,050	$10.77
Granted	16,510	22.51	17,898	22.15
Vested	(17,956)	14.01	(12,810)	10.76
Forfeited	(722)	19.74	—	—
Nonvested at end of period	39,970	19.10	42,138	15.60

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2018:

At December 31, 2018
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	6,160	$41	2.00
March 11, 2016	5,093	—	0.00
March 20, 2017	7,632	51	1.00
March 20, 2017	4,952	77	3.00
April 10, 2018	7,917	101	2.00
April 10, 2018	8,216	138	4.00
	39,970	$408	2.09